SCHEDULE OF LEASE COST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease cost
Short-term lease cost	5,845	7,498
Variable lease cost
Total lease cost	$ 5,845	$ 7,498